ORGANIZATION AND BUSINESS OPERATIONS (Details)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
ORGANIZATION AND BUSINESS OPERATIONS [Abstract]
Date of incorporation	Mar. 31, 2011	Mar. 31, 2011